Related Party Transactions	6 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]
Related Party Transactions

Note 5– Related party transactions

During the six months ended June 30, 2013 fees of $17,800 for consulting services were paid to our CEO. As of June 30, 2013, $4,492 was due to related parties for services and expenses paid on behalf of the Company.